CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$ 828,548	¥ 5,768,186		¥ 14,160,322	¥ 3,058,152
Restricted cash	3,961,285	27,577,671		16,379,364	9,370,849
Total cash, cash equivalents and restricted cash in the statements of cash flows	$ 4,789,833	¥ 33,345,857	$ 4,386,751	¥ 30,539,686	¥ 12,429,001	¥ 1,319,843